Expense Example - Class K - BLACKROCK MANAGED INCOME FUND - Class K Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	$ 701